Supplemental Cash Flow Information - Summary Of Reconciliation Of Liabilities Arising From Financing Activities (Detail) - Long-term borrowings [member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accretion of bond discount
Long-term debt, opening balance	$ 1,390,325	$ 331,422
Debt assumed on Acquisition (Note 6)	0	1,022,112
Changes from financing cash flows	(164,089)	90,973
The effect of changes in foreign exchange rates	(31,557)	(4,099)
Amortization of deferred transaction costs	14,488	4,046
Accretion of Notes discount	10,635	2,070
Debt transaction costs	(4,884)	(56,199)
Long-term debt, closing balance	$ 1,214,918	$ 1,390,325